UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

FORM N-Q

DECEMBER 31, 2011

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited)	December 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.3%
BorgWarner Inc.	2,219	$141,439	*
Goodyear Tire & Rubber Co.	4,937	69,957	*
Johnson Controls Inc.	13,718	428,825

Total Auto Components		640,221

Automobiles - 0.4%
Ford Motor Co.	76,283	820,805	*
Harley-Davidson Inc.	4,691	182,339

Total Automobiles		1,003,144

Distributors - 0.1%
Genuine Parts Co.	3,149	192,719

Diversified Consumer Services - 0.1%
Apollo Group Inc., Class A Shares	2,335	125,787	*
DeVry Inc.	1,220	46,921
H&R Block Inc.	5,864	95,759

Total Diversified Consumer Services		268,467

Hotels, Restaurants & Leisure - 2.0%
Carnival Corp.	9,219	300,908
Chipotle Mexican Grill Inc.	628	212,101	*
Darden Restaurants Inc.	2,601	118,553
International Game Technology	6,047	104,008
Marriott International Inc., Class A Shares	5,465	159,414
McDonald’s Corp.	20,313	2,038,003
Starbucks Corp.	15,080	693,831
Starwood Hotels & Resorts Worldwide Inc.	3,909	187,515
Wyndham Worldwide Corp.	3,108	117,576
Wynn Resorts Ltd.	1,621	179,104
Yum! Brands Inc.	9,286	547,967

Total Hotels, Restaurants & Leisure		4,658,980

Household Durables - 0.3%
D.R. Horton Inc.	5,670	71,499
Harman International Industries Inc.	1,417	53,903
Leggett & Platt Inc.	2,830	65,203
Lennar Corp., Class A Shares	3,297	64,786
Newell Rubbermaid Inc.	5,854	94,542
Orchard Supply Hardware Stores Corp., Class A Shares	37	146	*(a)
Pulte Homes Inc.	6,926	43,703	*
Stanley Black & Decker Inc.	3,435	232,206
Whirlpool Corp.	1,545	73,310

Total Household Durables		699,298

Internet & Catalog Retail - 0.8%
Amazon.com Inc.	7,364	1,274,708	*
Expedia Inc.	1,929	55,980
Netflix Inc.	1,119	77,535	*
Priceline.com Inc.	1,012	473,323	*
TripAdvisor Inc.	1,946	49,059	*

Total Internet & Catalog Retail		1,930,605

Leisure Equipment & Products - 0.1%
Hasbro Inc.	2,338	74,559
Mattel Inc.	6,838	189,823

Total Leisure Equipment & Products		264,382

Media - 3.1%
Cablevision Systems Corp., New York Group, Class A Shares	3,759	53,453
CBS Corp., Class B Shares	13,166	357,325
Comcast Corp., Class A Shares	55,546	1,316,996
DIRECTV, Class A Shares	14,199	607,149	*
Discovery Communications Inc., Class A Shares	5,290	216,731	*
Gannett Co. Inc.	4,953	66,222
Interpublic Group of Cos. Inc.	9,361	91,083
McGraw-Hill Cos. Inc.	5,924	266,402
News Corp., Class A Shares	44,323	790,722

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2011

SECURITY	SHARES	VALUE
Media - 3.1% (continued)
Omnicom Group Inc.	5,468	$243,764
Scripps Networks Interactive, Class A Shares	1,953	82,846
Time Warner Cable Inc.	6,284	399,474
Time Warner Inc.	20,214	730,534
Viacom Inc., Class B Shares	11,057	502,098
Walt Disney Co.	36,004	1,350,150
Washington Post Co., Class B Shares	99	37,304

Total Media		7,112,253

Multiline Retail - 0.8%
Big Lots Inc.	1,318	49,768	*
Dollar Tree Inc.	2,379	197,719	*
Family Dollar Stores Inc.	2,371	136,712
J.C. Penney Co. Inc.	2,881	101,267
Kohl’s Corp.	5,027	248,082
Macy’s Inc.	8,420	270,955
Nordstrom Inc.	3,280	163,049
Sears Holdings Corp.	783	24,884	*
Target Corp.	13,410	686,860

Total Multiline Retail		1,879,296

Specialty Retail - 2.0%
Abercrombie & Fitch Co., Class A Shares	1,747	85,323
AutoNation Inc.	959	35,358	*
AutoZone Inc.	561	182,308	*
Bed Bath & Beyond Inc.	4,853	281,328	*
Best Buy Co. Inc.	5,815	135,897
CarMax Inc.	4,578	139,537	*
GameStop Corp., Class A Shares	2,786	67,226	*
Gap Inc.	7,056	130,889
Home Depot Inc.	31,060	1,305,762
Limited Brands Inc.	4,985	201,145
Lowe’s Cos. Inc.	24,870	631,201
O’Reilly Automotive Inc.	2,606	208,350	*
Ross Stores Inc.	4,664	221,680
Sherwin-Williams Co.	1,750	156,223
Staples Inc.	14,205	197,307
Tiffany & Co.	2,541	168,367
TJX Cos. Inc.	7,603	490,774
Urban Outfitters Inc.	2,246	61,900	*

Total Specialty Retail		4,700,575

Textiles, Apparel & Luxury Goods - 0.7%
Coach Inc.	5,895	359,831
NIKE Inc., Class B Shares	7,467	719,595
Ralph Lauren Corp.	1,302	179,780
V.F. Corp.	1,758	223,248

Total Textiles, Apparel & Luxury Goods		1,482,454

TOTAL CONSUMER DISCRETIONARY		24,832,394

CONSUMER STAPLES - 11.4%
Beverages - 2.6%
Beam Inc.	3,105	159,069
Brown-Forman Corp., Class B Shares	2,016	162,308
Coca-Cola Co.	45,358	3,173,699
Coca-Cola Enterprises Inc.	6,223	160,429
Constellation Brands Inc., Class A Shares	3,517	72,697	*
Dr. Pepper Snapple Group Inc.	4,347	171,620
Molson Coors Brewing Co., Class B Shares	3,184	138,631
PepsiCo Inc.	31,175	2,068,461

Total Beverages		6,106,914

Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	8,682	723,384
CVS Caremark Corp.	26,061	1,062,768
Kroger Co.	11,894	288,073
Safeway Inc.	6,690	140,758
SUPERVALU Inc.	4,343	35,265

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2011

SECURITY	SHARES	VALUE
Food & Staples Retailing - 2.4% (continued)
Sysco Corp.	11,828	$346,915
Wal-Mart Stores Inc.	35,074	2,096,022
Walgreen Co.	17,840	589,790
Whole Foods Market Inc.	3,288	228,779

Total Food & Staples Retailing		5,511,754

Food Products - 1.9%
Archer-Daniels-Midland Co.	13,273	379,608
Campbell Soup Co.	3,631	120,694
ConAgra Foods Inc.	8,277	218,513
Dean Foods Co.	3,736	41,843	*
General Mills Inc.	12,905	521,491
H.J. Heinz Co.	6,436	347,801
Hershey Co.	3,072	189,788
Hormel Foods Corp.	2,761	80,870
J.M. Smucker Co.	2,295	179,400
Kellogg Co.	4,935	249,563
Kraft Foods Inc., Class A Shares	35,326	1,319,779
McCormick & Co. Inc., Non Voting Shares	2,636	132,907
Mead Johnson Nutrition Co., Class A Shares	4,161	285,986
Sara Lee Corp.	12,001	227,059
Tyson Foods Inc., Class A Shares	5,815	120,022

Total Food Products		4,415,324

Household Products - 2.3%
Clorox Co.	2,633	175,252
Colgate-Palmolive Co.	9,686	894,890
Kimberly-Clark Corp.	7,852	577,593
Procter & Gamble Co.	55,005	3,669,384

Total Household Products		5,317,119

Personal Products - 0.2%
Avon Products Inc.	8,607	150,364
Estee Lauder Cos. Inc., Class A Shares	2,260	253,843

Total Personal Products		404,207

Tobacco - 2.0%
Altria Group Inc.	41,020	1,216,243
Lorillard Inc.	2,767	315,438
Philip Morris International Inc.	34,620	2,716,978
Reynolds American Inc.	6,726	278,591

Total Tobacco		4,527,250

TOTAL CONSUMER STAPLES		26,282,568

ENERGY - 12.1%
Energy Equipment & Services - 2.0%
Baker Hughes Inc.	8,944	435,036
Cameron International Corp.	5,125	252,099	*
Diamond Offshore Drilling Inc.	1,394	77,032
FMC Technologies Inc.	4,866	254,151	*
Halliburton Co.	18,750	647,062
Helmerich & Payne Inc.	2,156	125,824
Nabors Industries Ltd.	5,914	102,549	*
National-Oilwell Varco Inc.	8,629	586,686
Noble Corp.	5,072	153,276	*
Rowan Cos. Inc.	2,520	76,432	*
Schlumberger Ltd.	27,312	1,865,683

Total Energy Equipment & Services		4,575,830

Oil, Gas & Consumable Fuels - 10.1%
Alpha Natural Resources Inc.	4,538	92,711	*
Anadarko Petroleum Corp.	10,081	769,483
Apache Corp.	7,804	706,886
Cabot Oil & Gas Corp.	2,112	160,301
Chesapeake Energy Corp.	13,291	296,256
Chevron Corp.	40,005	4,256,532
ConocoPhillips	26,335	1,919,032
CONSOL Energy Inc.	4,615	169,371

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2011

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 10.1% (continued)
Denbury Resources Inc.	8,152	$123,095	*
Devon Energy Corp.	8,175	506,850
El Paso Corp.	15,449	410,480
EOG Resources Inc.	5,473	539,145
Exxon Mobil Corp.	96,196	8,153,573
Hess Corp.	5,917	336,086
Marathon Oil Corp.	14,161	414,493
Marathon Petroleum Corp.	7,084	235,826
Murphy Oil Corp.	3,923	218,668
Newfield Exploration Co.	2,689	101,456	*
Noble Energy Inc.	3,574	337,350
Occidental Petroleum Corp.	16,271	1,524,593
Peabody Energy Corp.	5,548	183,694
Pioneer Natural Resources Co.	2,490	222,805
QEP Resources Inc.	3,636	106,535
Range Resources Corp.	3,182	197,093
Southwestern Energy Co.	6,960	222,302	*
Spectra Energy Corp.	13,129	403,717
Sunoco Inc.	2,152	88,275
Tesoro Corp.	2,884	67,370	*
Valero Energy Corp.	11,269	237,212
Williams Cos. Inc.	11,735	387,490

Total Oil, Gas & Consumable Fuels		23,388,680

TOTAL ENERGY		27,964,510

FINANCIALS - 13.4%
Capital Markets - 1.8%
Ameriprise Financial Inc.	4,662	231,422
Bank of New York Mellon Corp.	24,779	493,350
BlackRock Inc.	2,031	362,005
Charles Schwab Corp.	21,813	245,614
E*TRADE Financial Corp.	5,152	41,010	*
Federated Investors Inc., Class B Shares	1,848	27,997
Franklin Resources Inc.	2,958	284,145
Goldman Sachs Group Inc.	9,935	898,422
Invesco Ltd.	9,174	184,306
Legg Mason Inc.	2,520	60,606	(b)
Morgan Stanley	30,043	454,550
Northern Trust Corp.	4,880	193,541
State Street Corp.	10,115	407,736
T. Rowe Price Group Inc.	5,127	291,983

Total Capital Markets		4,176,687

Commercial Banks - 2.7%
BB&T Corp.	14,261	358,949
Comerica Inc.	4,035	104,103
Fifth Third Bancorp	18,686	237,686
First Horizon National Corp.	5,428	43,424
Huntington Bancshares Inc.	17,439	95,740
KeyCorp	19,319	148,563
M&T Bank Corp.	2,576	196,652
PNC Financial Services Group Inc.	10,655	614,474
Regions Financial Corp.	25,644	110,269
SunTrust Banks Inc.	10,903	192,983
U.S. Bancorp	38,515	1,041,831
Wells Fargo & Co.	105,464	2,906,588
Zions Bancorporation	3,801	61,880

Total Commercial Banks		6,113,142

Consumer Finance - 0.8%
American Express Co.	20,341	959,485
Capital One Financial Corp.	9,240	390,760
Discover Financial Services	11,266	270,384
SLM Corp.	10,408	139,467

Total Consumer Finance		1,760,096

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2011

SECURITY	SHARES	VALUE
Diversified Financial Services - 2.7%
Bank of America Corp.	206,012	$1,145,427
Citigroup Inc.	58,891	1,549,422
CME Group Inc.	1,343	327,249
IntercontinentalExchange Inc.	1,468	176,967	*
JPMorgan Chase & Co.	76,814	2,554,066
Leucadia National Corp.	4,080	92,779
Moody’s Corp.	3,953	133,137
Nasdaq OMX Group Inc.	2,541	62,280	*
NYSE Euronext	5,244	136,868
Principal Financial Group Inc.	6,155	151,413

Total Diversified Financial Services		6,329,608

Insurance - 3.5%
ACE Ltd.	6,691	469,173
AFLAC Inc.	9,359	404,870
Allstate Corp.	10,167	278,678
American International Group Inc.	8,944	207,501	*
Aon Corp.	6,428	300,831
Assurant Inc.	1,850	75,961
Berkshire Hathaway Inc., Class B Shares	35,011	2,671,339	*
Chubb Corp.	5,577	386,040
Cincinnati Financial Corp.	3,263	99,391
Genworth Financial Inc., Class A Shares	10,132	66,365	*
Hartford Financial Services Group Inc.	9,039	146,884
Lincoln National Corp.	6,104	118,540
Loews Corp.	6,106	229,891
Marsh & McLennan Cos. Inc.	10,718	338,903
MetLife Inc.	21,306	664,321
Progressive Corp.	12,389	241,709
Prudential Financial Inc.	9,585	480,400
Torchmark Corp.	2,032	88,169
Travelers Cos. Inc.	8,249	488,093
Unum Group	5,920	124,734
XL Group PLC	6,481	128,129

Total Insurance		8,009,922

Real Estate Investment Trusts (REITs) - 1.8%
Apartment Investment and Management Co., Class A Shares	2,455	56,244
AvalonBay Communities Inc.	1,940	253,364
Boston Properties Inc.	3,013	300,095
Equity Residential	6,083	346,913
HCP Inc.	8,293	343,579
Health Care REIT Inc.	3,845	209,668
Host Hotels & Resorts Inc.	14,378	212,363
Kimco Realty Corp.	8,245	133,899
Plum Creek Timber Co. Inc.	3,239	118,418
Prologis Inc.	9,340	267,031
Public Storage Inc.	2,887	388,186
Simon Property Group Inc.	5,986	771,835
Ventas Inc.	5,846	322,290
Vornado Realty Trust	3,749	288,148
Weyerhaeuser Co.	10,917	203,820

Total Real Estate Investment Trusts (REITs)		4,215,853

Real Estate Management & Development - 0.0%
CBRE Group Inc., Class A Shares	6,612	100,635	*

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp Inc.	11,225	70,156
People’s United Financial Inc.	7,295	93,741

Total Thrifts & Mortgage Finance		163,897

TOTAL FINANCIALS		30,869,840

HEALTH CARE - 11.6%
Biotechnology - 1.2%
Amgen Inc.	16,062	1,031,341
Biogen Idec Inc.	4,897	538,915	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2011

SECURITY	SHARES	VALUE
Biotechnology - 1.2% (continued)
Celgene Corp.	8,894	$601,234	*
Gilead Sciences Inc.	14,905	610,062	*

Total Biotechnology		2,781,552

Health Care Equipment & Supplies - 1.9%
Baxter International Inc.	11,310	559,619
Becton, Dickinson & Co.	4,274	319,353
Boston Scientific Corp.	29,756	158,897	*
C.R. Bard Inc.	1,710	146,205
CareFusion Corp.	4,559	115,844	*
Covidien PLC	9,500	427,595
DENTSPLY International Inc.	2,855	99,896
Edwards Lifesciences Corp.	2,305	162,964	*
Hospira Inc.	3,313	100,616	*
Intuitive Surgical Inc.	786	363,926	*
Medtronic Inc.	20,789	795,179
St. Jude Medical Inc.	6,326	216,982
Stryker Corp.	6,463	321,276
Thermo Fisher Scientific Inc.	7,565	340,198	*
Varian Medical Systems Inc.	2,263	151,915	*
Zimmer Holdings Inc.	3,607	192,686	*

Total Health Care Equipment & Supplies		4,473,151

Health Care Providers & Services - 2.1%
Aetna Inc.	7,260	306,299
AmerisourceBergen Corp.	5,131	190,822
Cardinal Health Inc.	6,896	280,047
CIGNA Corp.	5,679	238,518
Coventry Health Care Inc.	2,918	88,620	*
DaVita Inc.	1,886	142,978	*
Express Scripts Inc.	9,795	437,739	*
Humana Inc.	3,268	286,309
Laboratory Corporation of America Holdings	1,992	171,252	*
McKesson Corp.	4,942	385,031
Medco Health Solutions Inc.	7,722	431,660	*
Patterson Cos. Inc.	1,885	55,645
Quest Diagnostics Inc.	3,165	183,760
Tenet Healthcare Corp.	9,100	46,683	*
UnitedHealth Group Inc.	21,399	1,084,501
WellPoint Inc.	6,950	460,437

Total Health Care Providers & Services		4,790,301

Health Care Technology - 0.1%
Cerner Corp.	2,954	180,933	*

Life Sciences Tools & Services - 0.2%
Life Technologies Corp.	3,619	140,815	*
PerkinElmer Inc.	2,261	45,220
Waters Corp.	1,804	133,586	*

Total Life Sciences Tools & Services		319,621

Pharmaceuticals - 6.1%
Abbott Laboratories	31,049	1,745,885
Allergan Inc.	6,129	537,759
Bristol-Myers Squibb Co.	33,689	1,187,200
Eli Lilly & Co.	20,125	836,395
Forest Laboratories Inc.	5,335	161,437	*
Johnson & Johnson	54,533	3,576,274
Merck & Co. Inc.	60,195	2,269,352
Mylan Inc.	8,660	185,844	*
Perrigo Co.	1,894	184,286
Pfizer Inc.	153,672	3,325,462
Watson Pharmaceuticals Inc.	2,542	153,384	*

Total Pharmaceuticals		14,163,278

TOTAL HEALTH CARE		26,708,836

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2011

SECURITY	SHARES	VALUE
INDUSTRIALS - 10.5%
Aerospace & Defense - 2.0%
Boeing Co.	14,995	$1,099,883
General Dynamics Corp.	7,122	472,972
Goodrich Corp.	2,503	309,621
Honeywell International Inc.	15,576	846,556
L-3 Communications Holdings Inc.	2,002	133,493
Lockheed Martin Corp.	5,335	431,602
Northrop Grumman Corp.	5,227	305,675
Precision Castparts Corp.	2,939	484,318
Raytheon Co.	6,911	334,354
Rockwell Collins Inc.	3,041	168,380

Total Aerospace & Defense		4,586,854

Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide Inc.	3,344	233,344
Expeditors International of Washington Inc.	4,319	176,906
FedEx Corp.	6,395	534,047
Ryder System Inc.	1,037	55,106
United Parcel Service Inc., Class B Shares	19,290	1,411,835

Total Air Freight & Logistics		2,411,238

Airlines - 0.1%
Southwest Airlines Co.	15,859	135,753

Building Products - 0.0%
Masco Corp.	7,358	77,112

Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	2,151	61,691
Cintas Corp.	2,246	78,183
Iron Mountain Inc.	3,783	116,516
Pitney Bowes Inc.	4,016	74,457
R.R. Donnelley & Sons Co.	3,827	55,224
Republic Services Inc.	6,350	174,942
Stericycle Inc.	1,736	135,269	*
Waste Management Inc.	9,255	302,731

Total Commercial Services & Supplies		999,013

Construction & Engineering - 0.2%
Fluor Corp.	3,422	171,955
Jacobs Engineering Group Inc.	2,586	104,940	*
Quanta Services Inc.	4,279	92,170	*

Total Construction & Engineering		369,065

Electrical Equipment - 0.5%
Cooper Industries PLC	3,205	173,551
Emerson Electric Co.	14,823	690,603
Rockwell Automation Inc.	2,911	213,580
Roper Industries Inc.	1,972	171,308

Total Electrical Equipment		1,249,042

Industrial Conglomerates - 2.9%
3M Co.	14,151	1,156,561
General Electric Co.	212,162	3,799,821
Textron Inc.	5,745	106,225
Tyco International Ltd.	9,273	433,142
United Technologies Corp.	17,940	1,311,235

Total Industrial Conglomerates		6,806,984

Machinery - 2.2%
Caterpillar Inc.	12,993	1,177,166
Cummins Inc.	3,976	349,968
Danaher Corp.	11,564	543,971
Deere & Co.	8,449	653,530
Dover Corp.	3,767	218,674
Eaton Corp.	6,857	298,485
Flowserve Corp.	1,143	113,523
Illinois Tool Works Inc.	9,912	462,989
Ingersoll-Rand PLC	6,363	193,881
Joy Global Inc.	2,228	167,033
PACCAR Inc.	7,281	272,819
Pall Corp.	2,349	134,245

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2011

SECURITY	SHARES	VALUE
Machinery - 2.2% (continued)
Parker Hannifin Corp.	3,099	$236,299
Snap-on Inc.	1,189	60,187
Xylem Inc.	3,864	99,266

Total Machinery		4,982,036

Professional Services - 0.1%
Dun & Bradstreet Corp.	981	73,408
Equifax Inc.	2,442	94,603
Robert Half International Inc.	2,935	83,530

Total Professional Services		251,541

Road & Rail - 0.9%
CSX Corp.	21,205	446,577
Norfolk Southern Corp.	6,719	489,547
Union Pacific Corp.	9,714	1,029,101

Total Road & Rail		1,965,225

Trading Companies & Distributors - 0.2%
Fastenal Co.	6,065	264,495
W. W. Grainger Inc.	1,236	231,367

Total Trading Companies & Distributors		495,862

TOTAL INDUSTRIALS		24,329,725

INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 2.1%
Cisco Systems Inc.	108,993	1,970,593
F5 Networks Inc.	1,638	173,825	*
Harris Corp.	2,347	84,586
JDS Uniphase Corp.	4,724	49,319	*
Juniper Networks Inc.	10,605	216,448	*
Motorola Mobility Holdings Inc.	5,325	206,610	*
Motorola Solutions Inc.	5,757	266,491
QUALCOMM Inc.	34,040	1,861,988

Total Communications Equipment		4,829,860

Computers & Peripherals - 4.6%
Apple Inc.	18,809	7,617,645	*
Dell Inc.	30,844	451,248	*
EMC Corp.	41,319	890,011	*
Hewlett-Packard Co.	40,021	1,030,941
Lexmark International Inc., Class A Shares	1,461	48,315
NetApp Inc.	7,318	265,424	*
SanDisk Corp.	4,894	240,834	*
Western Digital Corp.	4,766	147,508	*

Total Computers & Peripherals		10,691,926

Electronic Equipment, Instruments & Components - 0.6%
Agilent Technologies Inc.	7,076	247,165	*
Amphenol Corp., Class A Shares	3,369	152,919
Corning Inc.	31,239	405,482
FLIR Systems Inc.	3,193	80,048
Jabil Circuit Inc.	3,718	73,096
Molex Inc.	2,756	65,758
TE Connectivity Ltd.	8,600	264,966

Total Electronic Equipment, Instruments & Components		1,289,434

Internet Software & Services - 2.0%
Akamai Technologies Inc.	3,580	115,562	*
eBay Inc.	23,818	722,400	*
Google Inc., Class A Shares	5,082	3,282,464	*
VeriSign Inc.	3,242	115,804
Yahoo! Inc.	24,750	399,218	*

Total Internet Software & Services		4,635,448

IT Services - 3.9%
Accenture PLC, Class A Shares	12,568	668,995
Automatic Data Processing Inc.	9,924	535,995
Cognizant Technology Solutions Corp., Class A Shares	6,118	393,449	*
Computer Sciences Corp.	3,165	75,011
Fidelity National Information Services Inc.	4,894	130,131

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2011

SECURITY	SHARES	VALUE
IT Services - 3.9% (continued)
Fiserv Inc.	2,831	$166,293	*
International Business Machines Corp.	23,669	4,352,256
MasterCard Inc., Class A Shares	2,153	802,681
Paychex Inc.	6,550	197,220
SAIC Inc.	5,650	69,439	*
Teradata Corp.	3,428	166,292	*
Total System Services Inc.	3,279	64,137
Visa Inc., Class A Shares	10,219	1,037,535
Western Union Co.	12,869	234,988

Total IT Services		8,894,422

Office Electronics - 0.1%
Xerox Corp.	27,800	221,288

Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices Inc.	11,921	64,373	*
Altera Corp.	6,592	244,563
Analog Devices Inc.	6,051	216,505
Applied Materials Inc.	26,578	284,650
Broadcom Corp., Class A Shares	9,917	291,163	*
First Solar Inc.	1,194	40,310	*
Intel Corp.	102,823	2,493,458
KLA-Tencor Corp.	3,378	162,989
Linear Technology Corp.	4,666	140,120
LSI Corp.	11,344	67,497	*
Microchip Technology Inc.	3,877	142,015
Micron Technology Inc.	20,217	127,165	*
Novellus Systems Inc.	1,329	54,874	*
NVIDIA Corp.	12,373	171,490	*
Teradyne Inc.	3,775	51,453	*
Texas Instruments Inc.	23,249	676,778
Xilinx Inc.	5,352	171,585

Total Semiconductors & Semiconductor Equipment		5,400,988

Software - 3.5%
Adobe Systems Inc.	10,629	300,482	*
Autodesk Inc.	4,715	143,006	*
BMC Software Inc.	3,450	113,091	*
CA Inc.	7,529	152,199
Citrix Systems Inc.	3,836	232,922	*
Compuware Corp.	4,494	37,390	*
Electronic Arts Inc.	6,738	138,803	*
Intuit Inc.	6,058	318,590
Microsoft Corp.	151,296	3,927,644
Oracle Corp.	80,352	2,061,029
Red Hat Inc.	3,995	164,953	*
Salesforce.com Inc.	2,761	280,131	*
Symantec Corp.	14,919	233,482	*

Total Software		8,103,722

TOTAL INFORMATION TECHNOLOGY		44,067,088

MATERIALS - 3.4%
Chemicals - 2.2%
Air Products & Chemicals Inc.	4,271	363,846
Airgas Inc.	1,382	107,907
CF Industries Holdings Inc.	1,317	190,939
Dow Chemical Co.	24,092	692,886
E.I. du Pont de Nemours & Co.	18,582	850,684
Eastman Chemical Co.	2,833	110,657
Ecolab Inc.	6,066	350,675
FMC Corp.	1,440	123,898
International Flavors & Fragrances Inc.	1,619	84,868
Monsanto Co.	10,647	746,035
Mosaic Co.	5,979	301,521
PPG Industries Inc.	3,156	263,494
Praxair Inc.	6,044	646,104
Sigma-Aldrich Corp.	2,462	153,776

Total Chemicals		4,987,290

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2011

SECURITY	SHARES	VALUE
Construction Materials - 0.0%
Vulcan Materials Co.	2,674	$105,222

Containers & Packaging - 0.1%
Ball Corp.	3,276	116,986
Bemis Co. Inc.	2,074	62,386
Owens-Illinois Inc.	3,369	65,291	*
Sealed Air Corp.	3,262	56,139

Total Containers & Packaging		300,802

Metals & Mining - 0.9%
Alcoa Inc.	21,443	185,482
Allegheny Technologies Inc.	2,185	104,443
Cliffs Natural Resources Inc.	2,912	181,563
Freeport-McMoRan Copper & Gold Inc.	19,313	710,525
Newmont Mining Corp.	10,072	604,421
Nucor Corp.	6,388	252,773
Titanium Metals Corp.	1,688	25,286
United States Steel Corp.	2,949	78,031

Total Metals & Mining		2,142,524

Paper & Forest Products - 0.2%
International Paper Co.	8,831	261,398
MeadWestvaco Corp.	3,471	103,956

Total Paper & Forest Products		365,354

TOTAL MATERIALS		7,901,192

TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.8%
AT&T Inc.	118,417	3,580,930
CenturyLink Inc.	12,404	461,429
Frontier Communications Corp.	19,596	100,919
Verizon Communications Inc.	56,530	2,267,984
Windstream Corp.	11,698	137,335

Total Diversified Telecommunication Services		6,548,597

Wireless Telecommunication Services - 0.3%
American Tower Corp., Class A Shares	7,909	474,619
MetroPCS Communications Inc.	5,894	51,160	*
Sprint Nextel Corp.	59,295	138,750	*

Total Wireless Telecommunication Services		664,529

TOTAL TELECOMMUNICATION SERVICES		7,213,126

UTILITIES - 3.9%
Electric Utilities - 2.1%
American Electric Power Co. Inc.	9,635	398,022
Duke Energy Corp.	26,487	582,714
Edison International	6,594	272,992
Entergy Corp.	3,528	257,720
Exelon Corp.	13,184	571,790
FirstEnergy Corp.	8,312	368,222
NextEra Energy Inc.	8,450	514,436
Northeast Utilities	3,561	128,445
Pepco Holdings Inc.	4,533	92,020
Pinnacle West Capital Corp.	2,201	106,044
PPL Corp.	11,548	339,742
Progress Energy Inc.	5,918	331,526
Southern Co.	17,195	795,957

Total Electric Utilities		4,759,630

Gas Utilities - 0.2%
AGL Resources Inc.	2,363	99,860
EQT Corp.	3,029	165,959
ONEOK Inc.	2,075	179,882

Total Gas Utilities		445,701

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2011

SECURITY			SHARES	VALUE
Independent Power Producers & Energy Traders - 0.2%
AES Corp.			12,907	$152,819	*
Constellation Energy Group Inc.			4,010	159,077
NRG Energy Inc.			4,617	83,660	*

Total Independent Power Producers & Energy Traders				395,556

Multi-Utilities - 1.4%
Ameren Corp.			4,852	160,747
CenterPoint Energy Inc.			8,538	171,528
CMS Energy Corp.			5,061	111,747
Consolidated Edison Inc.			5,881	364,798
Dominion Resources Inc.			11,414	605,855
DTE Energy Co.			3,411	185,729
Integrys Energy Group Inc.			1,553	84,142
NiSource Inc.			5,626	133,955
PG&E Corp.			8,214	338,581
Public Service Enterprise Group Inc.			10,102	333,467
SCANA Corp.			2,307	103,953
Sempra Energy			4,786	263,230
TECO Energy Inc.			4,334	82,953
Wisconsin Energy Corp.			4,663	163,019
Xcel Energy Inc.			9,747	269,407

Total Multi-Utilities				3,373,111

TOTAL UTILITIES				8,973,998

TOTAL COMMON STOCKS (Cost - $179,452,235)				229,143,277

PREFERRED STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Orchard Supply Hardware Stores Corp. (Cost - $391)			36	143	*(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $179,452,626)				229,143,420

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Interest in $200,000,000 joint tri-party repurchase agreement dated 12/30/11 with RBS Securities Inc.; Proceeds at maturity - $,394,002; (Fully collateralized by U.S. government obligations, 1.375% to 4.375 due 11/30/15 to 11/15/39; Market value - $401,881) (Cost - $394,000)	0.050%	1/3/12	394,000	394,000

TOTAL INVESTMENTS - 99.4% (Cost - $179,846,626#)				229,537,420
Other Assets in Excess of Liabilities - 0.6%				1,323,557

TOTAL NET ASSETS - 100.0%				$230,860,977

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Investment in affiliate. This security is a component of the S&P 500 Index in which the Fund invests.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

REIT	— Real Estate Investment Trust

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$24,832,248	$146	—	$24,832,394
Other common stocks	204,310,883	—	—	204,310,883
Preferred stocks	—	143	—	143

Total long-term investments	$229,143,131	$289	—	$229,143,420
Short-term investments†	—	394,000	—	394,000

Total investments	$229,143,131	$394,289	—	$229,537,420

Other financial instruments:
Futures contracts	$7,251	—	—	$7,251

Total	$229,150,382	$394,289	—	$229,544,671

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$78,205,116
Gross unrealized depreciation	(28,514,322)

Net unrealized appreciation	$49,690,794

At December 31, 2011, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
S&P 500 Index	4	3/12	$1,245,349	$1,252,600	$7,251

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at December 31, 2011.

	Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation
Equity Contracts	$7,251	—

During the period ended December 31, 2011, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$2,022,806

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 24, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 24, 2012